Group statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit after tax for the period		$ 5,890	$ 4,947
Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and post-retirement healthcare plans		115	(53)
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		(14)	(17)
Tax relating to these components of other comprehensive income		(30)	16
Share of other comprehensive income/(loss) of equity accounted units, net of tax		4	(3)
Items that will not be reclassified to profit or loss		75	(57)
Items that have been/may be subsequently reclassified to the income statement:
Currency translation adjustment	[1]	(1,085)	(387)
Fair value movements:
– Cash flow hedge gains		0	50
– Cash flow hedge losses/(gains) transferred to the income statement		7	(26)
Net change in costs of hedging reserve		2	2
Tax relating to these components of other comprehensive loss		(2)	(16)
Share of other comprehensive (loss)/income of equity accounted units, net of tax		(21)	11
Items that will be reclassified to profit or loss		(1,099)	(366)
Total other comprehensive (loss) for the period, net of tax		(1,024)	(423)
Total comprehensive income for the period	[2]	4,866	4,524
– attributable to owners of Rio Tinto		4,846	4,698
– attributable to non-controlling interests		$ 20	$ (174)

[1]	Excludes a currency translation charge of US$99 million (30 June 2023: US$66 million) arising on Rio Tinto Limited’s share capital for the period ended 30 June 2024, which is recognised in the Group statement of changes in equity on page 31.
[2]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.